Property and equipment (Tables)	12 Months Ended
Oct. 31, 2025
Property and equipment [Abstract]
Disclosure of detailed information about property plant and equipment [Table Text Block]
	As at				As at
	November 1,			Foreign	October 31,
	2024	Additions	Disposition	exchange	2025
Cost
Computers	$9,510	$2,729	$-	$-	$12,239
Right-of-use assets	48,408	34,972	(48,408)	-	34,972
	57,918	37,701	(48,408)	-	47,211
Accumulated depreciation
Computers	$6,340	$1,212	$-	$70	$7,622
Right-of-use assets	36,306	15,406	(48,408)	840	4,144
	42,646	16,618	(48,408)	910	11,766
Net book value	$15,272				$35,445

	As at				As at
	November 1,			Foreign	October 31,
	2023	Additions	Disposition	exchange	2024
Cost
Computers	$9,510	$-	$-	$-	$9,510
Right-of-use assets	48,408	-	-	-	48,408
	57,918	-	-	-	57,918
Accumulated depreciation
Computers	$4,981	$1,289	$-	$70	$6,340
Right-of-use assets	20,170	15,203	-	933	36,306
	25,151	16,492	-	1,003	42,646
Net book value	$32,767				$15,272